Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 196,668	$ 126,706	$ 123,942
Additions based on tax positions related to the current year	22,319	65,009	22,314
Additions for tax positions of prior years	12,261	41,183	11,125
Settlements with tax authorities	(9,450)	(31,624)	(13,443)
Lapse of statute of limitations	(28,774)	(4,606)	(17,232)
Unrecognized tax benefits, Ending balance	$ 193,024	$ 196,668	$ 126,706